SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to March 31, 2024 to the date these consolidated financial statements were available to be issued and determined the following subsequent events and transactions required disclosure in these consolidated financial statements.

On May 8, 2024, the Company filed the amendment of Articles of Incorporation. The total amended authorized shares are 350,000,000 shares of capital stock, consisting of 300,000,000 shares of common stock, $0.001 par value and 50,000,000 shares of preferred stock, $0.001 par value per share.

Subsequent to March 31, 2024, an aggregate of 264,750 shares of series B preferred stock were converted into an aggregate of 529,500 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 29 shares of series C preferred stock were converted into an aggregate of 290,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 80,375 shares of series E preferred stock were converted into an aggregate of 160,750 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 438,500 shares of series I preferred stock were converted into an aggregate of 877,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 171,359 shares of series J preferred stock were converted into an aggregate of 342,718 shares of common stock.

On May 13, 2024, the Company entered into a securities exchange agreement (the “Exchange Agreement”) with Leonite Capital LLC (“Leonite”), pursuant to which Leonite exchanged a consolidated senior secured convertible promissory note issued to Leonite on September 22, 2022 (see notes 40 described above in Note 8) with a balance of $3,755,632 as of such date (the “Note”) for 938,908 shares of the Company’s newly designated series Y senior convertible preferred stock. The Exchange Agreement contains customary representations and warranties and covenants for a transaction of this type. In addition, pursuant to the Exchange Agreement, so long as the shares of series Y senior convertible preferred stock are outstanding, the Company agreed that it will not, without Leonite’s prior written consent: (i) change the nature of its business; (ii) sell, divest, acquire, change the structure of any material assets other than in the ordinary course of business; (iii) enter into any Variable Rate Transactions (as defined in the Exchange Agreement) or solicit any offers for, respond to any unsolicited offers for, or conduct any negotiations with any other person or entity in respect of any Variable Rate Transactions; or (iv) accept a merchant-cash-advance in which the Company sells future receivables at a discount or any other factoring transactions, or similar financing instruments or financing transactions. Pursuant to the Exchange Agreement, the Company also granted Leonite with piggy-back registration rights to register the shares of common stock underlying the series Y senior convertible preferred stock.